Condensed Parent Company Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (9,945)	$ 5,387	$ 164,961	$ 7,115	$ 47,846	$ (36,871)	$ (18,665)	$ (65,224)	$ 132,930	$ 177,463	$ 167,518	$ (72,914)	$ (57,206)
Adjustments to reconcile net loss to net cash provided by operating activities:
Deferred income tax provision									(82,292)	28,195	17,606	35,803	29,603
Changes in operating assets and liabilities:
Increase in accrued expenses									(87,893)	68,573	63,699	(34,395)	18,197
Net increase in cash and cash equivalents									(367,826)	354,850	174,143	163,915	(62,713)
CASH AND CASH EQUIVALENTS-Beginning of period	698,509			$ 343,659				$ 179,744	517,802	343,659	343,659	179,744	242,457
CASH AND CASH EQUIVALENTS-End of period	517,802	$ 698,509			$ 343,659				149,976	$ 698,509	517,802	343,659	179,744
US Foods.Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)											167,518	$ (72,914)	$ (57,206)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in net loss of subsidiary											98,383
Deferred income tax provision											27,084
Changes in operating assets and liabilities:
Increase in intercompany payable											7,193
Increase in accrued expenses											63
Net increase in cash and cash equivalents											300,241
CASH AND CASH EQUIVALENTS-Beginning of period									$ 300,241
CASH AND CASH EQUIVALENTS-End of period	$ 300,241										$ 300,241